UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: February 28

Date of reporting period:  November 30, 2010

Item 1. Schedule of Investments.

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2010
(Unaudited)

Number
of Shares		Value

	COMMON STOCKS - 73.4%
	CONSUMER DISCRETIONARY - 20.0%
52,700	Bebe Stores, Inc.	$339,388
121,974	dELiA*s, Inc.*	211,015
5,000	Dress Barn, Inc.*	123,500
5,700	Finish Line, Inc. - Class A	101,745
9,700	HOT Topic, Inc.	59,461
2,600	Jo-Ann Stores, Inc.*	125,944
22,123	Promotora De Informat*	165,924
2,000	Shoe Carnival, Inc.*	55,480
60,352	Town Sports International Holdings, Inc.*	202,179
21,216	West Marine, Inc.*	203,037
		1,587,673

	CONSUMER STAPLES - 5.1%
7,100	Walgreen Co.	247,435
26,200	Winn-Dixie Stores, Inc.*	159,296
		406,731

	ENERGY - 5.8%
2,900	Anadarko Petroleum Corp.	186,064
4,900	BP PLC - ADR	196,000
1,700	Ensco PLC - ADR	80,580
		462,644

	FINANCIALS - 12.0%
3,000	Berkshire Hathaway, Inc. - Class B*	239,040
6,300	CIT Group, Inc.*	248,598
11,777	Global Indemnity PLC*	225,883
25,900	KKR Financial Holdings LLC	227,920
500	St Joe Co.*	8,800
		950,241

	HEALTH CARE - 5.3%
40,500	Boston Scientific Corp.*	260,010
14,200	Enzon Pharmaceuticals, Inc.*	157,904
		417,914

	INDUSTRIALS - 2.7%
30,000	CareView Communications, Inc.*	38,400
7,100	Global Ship Lease, Inc. - Class A*	34,719
146,065	LECG Corp.*	137,608
		210,727

	INFORMATION TECHNOLOGY - 18.8%
22,400	Cisco Systems, Inc.*^	429,184
3,000	eBay, Inc.*	87,390
1,000	Equinix, Inc.*	77,600
35,740	O2Micro International Ltd. - ADR*	221,588
107,674	PNI Digital Media, Inc.*	183,907
13,700	Telecity Group PLC*	99,815
34,000	THQ, Inc.*	173,400
19,200	Xerox Corp.	220,032
		1,492,916

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2010
(Unaudited)

Number
of Shares		Value

	TELECOMMUNICATION SERVICES - 3.7%
24,440	Iridium Communications, Inc.*	$228,270
2,500	Vodafone Group PLC - ADR	62,650
		290,920

	TOTAL COMMON STOCKS
	(Cost $5,462,815)	5,819,766

	EXCHANGE TRADED FUNDS 5.2%
5,475	iPath S&P 500 VIX Short-Term Futures ETN*	269,863
4,000	ProShares UltraShort 20+ Year Treasury	139,120
	TOTAL EXCHANGE TRADED FUNDS	408,983
	(Cost $375,796)

Number of
Contracts
	PURCHASED CALL OPTIONS - 1.2%
50	Kellogg Co., Exercise Price: $45	28,000
	Expiration Date: January, 2012
105	Microsoft Corp., Exercise Price $25	30,555
	Expiration Date: January, 2012
200	Microsoft Corp., Exercise Price $27.50	37,400
	Expiration Date: September, 2011
	TOTAL PURCHASED CALL OPTIONS	95,955
	(Cost $108,395)

	PURCHASED PUT OPTIONS - 0.7%
170	iShares Russell 2000 Index, Exercise Price $70	36,040
	Expiration Date: January, 2011
90	SPDR S&P 500 ETF Trust , Exercise Price: $114	22,230
	Expiration Date: January, 2011
	TOTAL PURCHASED PUT OPTIONS	58,270
	(Cost $89,615)

Principal
Amount
	SHORT-TERM INVESTMENTS - 4.3%
$338,394	UMB Money Market Fiduciary, 0.01%†^	338,394
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $338,394)	338,394

	TOTAL INVESTMENTS - 84.8%
	(Cost $6,375,015)	6,721,368
	Other Assets Less Liabilities - 15.2%	1,208,644
	TOTAL NET ASSETS - 100.0%	$7,930,012

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2010
(Unaudited)

Number
of Shares		Value

	SECURITIES SOLD SHORT - 29.9%
	COMMON STOCKS - 28.1%
	CONSUMER DISCRETIONARY - 12.9%
1,804	America's Car-Mart, Inc.*	$45,767
1,300	Best Buy Co., Inc.	55,536
3,500	Buffalo Wild Wings, Inc.*	169,715
1,400	Carter's, Inc.*	44,324
1,100	GameStop Corp.*	21,912
3,000	Home Depot, Inc.	90,630
3,900	Lowe's Cos., Inc.	88,530
3,600	Marriott International, Inc.	141,156
2,000	MGM Resorts International*	24,460
200	NetFlix, Inc.*	41,180
1,200	Nordstrom, Inc.	51,360
15,600	Quiksilver, Inc.*	67,080
7,500	ReachLocal, Inc.*	129,300
1,300	Starwood Hotels & Resorts Worldwide, Inc.	56,840
		1,027,790

	ENERGY - 1.9%
2,000	InterOil Corp.*	151,860

	FINANCIALS - 3.2%
800	Macerich Co.	37,072
1,400	Simon Property Group, Inc.	137,900
2,600	St Joe Co.*	45,760
700	Taubman Centers, Inc.	33,971
		254,703

	HEALTH CARE - 3.2%
11,500	Align Technology, Inc.*	201,135
4,000	Conceptus, Inc.*	52,600
		253,735

	INDUSTRIALS - 1.6%
500	Caterpillar, Inc.	42,300
1,100	United Technologies Corp.	82,797
		125,097

	INFORMATION TECHNOLOGY - 3.3%
1,700	Ancestry.com, Inc.*	48,586
2,800	BroadSoft, Inc.*	63,644
6,600	Limelight Networks, Inc.*	46,860
1,400	OpenTable, Inc.*	101,556
		260,646

	MATERIALS - 2.0%
500	NewMarket Corp.	62,900
1,300	Sherwin-Williams Co.	96,421
		159,321

	TOTAL COMMON STOCKS
	(Cost $2,163,450)	2,233,152

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2010
(Unaudited)

Number
of Shares		Value

	EXCHANGE TRADED FUNDS - 1.8%
800	iPath Dow Jones-UBS Cotton Subindex Total Return Callable ETN*	$47,488
1,600	iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	92,648
	TOTAL EXCHANGE TRADED FUNDS	140,136
	(Cost $131,207)

	TOTAL SECURITIES SOLD SHORT
	(Cost $2,294,657)^	$2,373,288

ADR	American Depository Receipt
ETN	Exchange Traded Note
PLC	Public Limited Company
*	Non-income producing security
†	The rate quoted is the anualized seven-day yield of the Fund at the period end.
^	Cash of $2,623,574 have been segregated to cover securities sold short.

See accompanying Notes to Schedule of Investments.

Thesis Flexible Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2010
Sector Representation as a % of Investments - (Unaudited)

Sector Breakdown	% of Total Investments
Consumer Discretionary	23.6%
Information Technology	22.2%
Financials	14.2%
Energy	6.9%
Health Care	6.2%
Consumer Staples	6.1%
Telecommunication Services	4.3%
Industrials	3.1%
Options	2.3%
Short-Term Investments	5.0%
Exchange Traded Funds	6.1%
Total Investments	100.0%

See accompanying Notes to Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS – Unaudited
November 30, 2010

Note 1 – Organization
Thesis Flexible Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term growth of capital.  The Fund commenced investment operations on March 1, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Options are valued at the last quoted sales price, if no sale was reported on that date, the last quoted bid price is used. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.

Short Sales – The Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium or an interest fee, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.  A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.  The Fund may not always be able to borrow a security or to close out a short position at a particular time or at an acceptable price.  If the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces the security, the Fund will experience a loss.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Options – The Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk.  When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased.  Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses.  The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss.  If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.

Note 3 – Federal Income Tax Information:
At November 30, 2010, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and (depreciation) on investments and securities sold short for federal income tax purposes were as follows:

Cost of investments	$6,427,963

Proceeds from securities sold short	$(2,212,918)

Unrealized appreciation	$438,815
Unrealized (depreciation)	(305,780)
Net unrealized appreciation on investments and securities sold short	$133,035

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of November 30, 2010, in valuing the Funds’ assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Long Securities - Common Stocks^	$5,819,766	$-	$-	$5,819,766
Exchange Traded Funds	408,983			408,983
Options	154,225	-	-	154,225
Short-Term Investments	338,394	-	-	338,394
Total	$6,721,368	$-	$-	$6,721,368

Securities Sold Short - Common Stocks^	$2,233,152	$-	$-	$2,233,152
Exchange Traded Funds	140,136	-	-	140,136
Total	$2,373,288	$-	$-	$2,373,288

^All common stocks held in the Fund are level 1 securities.  For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments. The fund did not hold any level 2 or 3 securities at the end of the period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Thesis Flexible Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	1/27/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	1/27/11

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	1/27/11

* Print the name and title of each signing officer under his or her signature.